PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

(US $ millions)	Land	Buildings	Production Equipment	Construction in Progress	Total
Cost
December 31, 2016	$12	$311	$1,283	$136	$1,742
Additions(1)	—	—	1	252	253
Disposals	—	(2)	(16)	—	(18)
Transfers	—	31	268	(299)	—
Effect of foreign exchange	—	3	13	9	25
December 31, 2017	12	343	1,549	98	2,002
Additions(2)	—	—	—	204	204
Disposals	—	—	(19)	—	(19)
Impairment	—	(25)	(55)	—	(80)
Transfers	—	36	178	(212)	2
Effect of foreign exchange	—	(4)	(20)	5	(19)
December 31, 2018	$12	$350	$1,633	$95	$2,090
Accumulated depreciation
December 31, 2016	$—	$100	$380	$—	$480
Depreciation	—	17	88	—	105
Disposals	—	—	(10)	—	(10)
Effect of foreign exchange	—	1	5	—	6
December 31, 2017	—	118	463	—	581
Depreciation	—	19	112	—	131
Disposals	—	—	(19)	—	(19)
Effect of foreign exchange	—	(1)	(4)	—	(5)
December 31, 2018	$—	$136	$552	$—	$688
Net
December 31, 2017	$12	$225	$1,086	$98	$1,421
December 31, 2018	12	214	1,081	95	1,402

(1)	Net of government grants of $13 million received related to the Inverness expansion project.

(2)	Net of government grants of less than $1 million received related to the Chambord project.
In 2018, an impairment loss of $80 million was recorded with respect to the Company's mill in 100 Mile House, British Columbia reflecting the reduction in the annual allowable cut (timber allowed to be harvested from Crown lands each year) starting in 2019 and the longer-term trend of high wood costs in the region. The recoverable amount of this cash-generating unit's (CGU) assets has been determined based on fair value less costs of disposal. The recoverable amount is categorized as Level 3 fair value measure.

The fair value less costs of disposal calculations use discounted cash flow projections that employ the following the key assumptions as outlined in note 2(s). The Company considers a range of reasonably possible amounts to use for key assumptions and decides upon amounts that represent management’s best estimates. In the normal course, the Company makes changes to key assumptions so that they reflect current (at time of test) economic conditions, updates of historical information used to develop the key assumptions and changes (if any) in the Company's debt ratings. The key assumptions for cash flow projections are based upon approved financial forecasts and are discounted at a consolidated after-tax notional rate of 9.9%.
In 2018, interest costs of $nil (2017 – $7 million) were capitalized and included in the cost of qualifying assets within additions.